Quarterly Report
March 31, 2020
MFS®  Mid Cap Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Aerospace – 1.7%
FLIR Systems, Inc.	20,440	$651,831
L3Harris Technologies, Inc.	26,014	4,685,642
		$5,337,473
Automotive – 2.5%
Copart, Inc. (a)	100,631	$6,895,236
IAA, Inc. (a)	37,290	1,117,208
		$8,012,444
Biotechnology – 0.3%
Adaptive Biotechnologies Corp. (a)	31,683	$880,154
Brokerage & Asset Managers – 2.7%
Apollo Global Management, Inc.	48,925	$1,638,988
NASDAQ, Inc.	65,824	6,249,989
Tradeweb Markets, Inc.	22,481	945,101
		$8,834,078
Business Services – 19.9%
Clarivate Analytics PLC (a)	288,358	$5,983,428
CoStar Group, Inc. (a)	8,312	4,880,890
Equifax, Inc.	17,889	2,136,841
Fidelity National Information Services, Inc.	56,525	6,875,701
Fiserv, Inc. (a)	63,233	6,006,503
FleetCor Technologies, Inc. (a)	8,234	1,535,970
Global Payments, Inc.	79,524	11,469,746
MSCI, Inc.	26,516	7,662,063
PPD, Inc. (a)	32,783	583,865
TransUnion	74,859	4,954,169
Tyler Technologies, Inc. (a)	14,626	4,337,487
Verisk Analytics, Inc., “A”	53,184	7,412,786
		$63,839,449
Cable TV – 0.9%
Altice USA, Inc., “A” (a)	134,922	$3,007,411
Computer Software – 7.6%
Autodesk, Inc. (a)	37,596	$5,868,736
Black Knight, Inc. (a)	67,249	3,904,477
Cadence Design Systems, Inc. (a)	118,086	7,798,399
Coupa Software, Inc. (a)	4,586	640,802
DocuSign, Inc. (a)	15,707	1,451,327
Everbridge, Inc. (a)	15,609	1,660,173
Okta, Inc. (a)	5,238	640,398
Paylocity Holding Corp. (a)	10,245	904,838
RingCentral, Inc. (a)	6,705	1,420,857
		$24,290,007
Computer Software - Systems – 6.6%
Constellation Software, Inc.	3,804	$3,457,253
Guidewire Software, Inc. (a)	32,078	2,544,106
NICE Systems Ltd., ADR (a)	33,041	4,743,366
ServiceNow, Inc. (a)	18,274	5,236,963
Square, Inc., “A” (a)	30,557	1,600,576
SS&C Technologies Holdings, Inc.	53,848	2,359,619

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Wix.com Ltd. (a)	12,938	$1,304,409
		$21,246,292
Construction – 3.1%
Lennox International, Inc.	16,528	$3,004,625
Pool Corp.	11,939	2,349,237
Vulcan Materials Co.	41,867	4,524,567
		$9,878,429
Consumer Products – 0.9%
Scotts Miracle-Gro Co.	28,191	$2,886,758
Consumer Services – 3.0%
Bright Horizons Family Solutions, Inc. (a)	84,654	$8,634,708
Peloton Interactive, Inc., “A” (a)	37,248	988,934
		$9,623,642
Electrical Equipment – 3.2%
AMETEK, Inc.	84,583	$6,091,668
Amphenol Corp., “A”	43,285	3,154,611
Littlefuse, Inc.	8,882	1,185,036
		$10,431,315
Electronics – 2.2%
Monolithic Power Systems, Inc.	32,669	$5,470,751
Silicon Laboratories, Inc. (a)	17,934	1,531,743
		$7,002,494
Food & Beverages – 0.6%
Chr. Hansen Holding A.S.	26,504	$1,992,175
Gaming & Lodging – 0.3%
Vail Resorts, Inc.	6,005	$886,999
General Merchandise – 1.6%
Dollar Tree, Inc. (a)	39,600	$2,909,412
Five Below, Inc. (a)	32,231	2,268,418
		$5,177,830
Insurance – 1.8%
Arthur J. Gallagher & Co.	72,734	$5,928,548
Internet – 1.4%
IAC/InterActiveCorp (a)	17,654	$3,164,126
Match Group, Inc. (a)	17,996	1,188,456
		$4,352,582
Leisure & Toys – 2.8%
Electronic Arts, Inc. (a)	19,869	$1,990,278
Take-Two Interactive Software, Inc. (a)	59,014	6,999,650
		$8,989,928
Machinery & Tools – 2.4%
IDEX Corp.	5,013	$692,346
Roper Technologies, Inc.	20,311	6,333,173
Xylem, Inc.	8,817	574,251
		$7,599,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.5%
Charles River Laboratories International, Inc. (a)	12,819	$1,617,886
Guardant Health, Inc. (a)	13,328	927,629
ICON PLC (a)	29,841	4,058,376
IDEXX Laboratories, Inc. (a)	6,556	1,588,125
		$8,192,016
Medical Equipment – 12.7%
Align Technology, Inc. (a)	2,914	$506,890
Bio-Techne Corp.	23,153	4,390,272
Cooper Cos., Inc.	9,805	2,702,944
DexCom, Inc. (a)	11,249	3,029,018
Masimo Corp. (a)	32,731	5,797,315
Mettler-Toledo International, Inc. (a)	5,854	4,042,246
PerkinElmer, Inc.	97,441	7,335,359
QIAGEN N.V. (a)	73,464	3,056,102
STERIS PLC	51,495	7,207,755
West Pharmaceutical Services, Inc.	17,571	2,675,185
		$40,743,086
Network & Telecom – 0.2%
CoreSite Realty Corp.	5,512	$638,841
Other Banks & Diversified Financials – 0.5%
First Republic Bank	19,950	$1,641,486
Pharmaceuticals – 0.5%
Elanco Animal Health, Inc. (a)	77,907	$1,744,338
Printing & Publishing – 3.1%
IHS Markit Ltd.	102,155	$6,129,300
Wolters Kluwer N.V.	53,373	3,794,809
		$9,924,109
Railroad & Shipping – 1.4%
Kansas City Southern Co.	34,826	$4,429,171
Real Estate – 1.3%
Extra Space Storage, Inc., REIT	44,482	$4,259,596
Restaurants – 2.8%
Chipotle Mexican Grill, Inc., “A” (a)	6,104	$3,994,458
Domino's Pizza, Inc.	9,044	2,930,889
Dunkin Brands Group, Inc.	41,112	2,183,047
		$9,108,394
Specialty Stores – 4.3%
Burlington Stores, Inc. (a)	19,114	$3,028,804
Chewy, Inc., “A” (a)	46,042	1,726,115
Lululemon Athletica, Inc. (a)	18,911	3,584,580
O'Reilly Automotive, Inc. (a)	9,596	2,888,876
Tractor Supply Co.	31,274	2,644,217
		$13,872,592
Telecommunications - Wireless – 2.6%
SBA Communications Corp., REIT	30,565	$8,251,633
Total Common Stocks		$313,003,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.1%
Money Market Funds – 3.1%
MFS Institutional Money Market Portfolio, 1.28% (v)	9,826,363	$9,828,328

Other Assets, Less Liabilities – (0.5)%		(1,596,801)
Net Assets – 100.0%		$321,234,567
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,828,328 and $313,003,040, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$284,613,121	$—	$—	$284,613,121
Israel	6,047,775	—	—	6,047,775
United Kingdom	5,983,429	—	—	5,983,429
Ireland	4,058,376	—	—	4,058,376
Netherlands	—	3,794,809	—	3,794,809
Canada	3,457,253	—	—	3,457,253
Germany	3,056,102	—	—	3,056,102
Denmark	1,992,175	—	—	1,992,175
Mutual Funds	9,828,328	—	—	9,828,328
Total	$319,036,559	$3,794,809	$—	$322,831,368
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,090,550	$34,126,446	$26,387,998	$110	$(780)	$9,828,328
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,063	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.